Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 38,251	$ 22,120
Operating lease liabilities - non-current	34,725	16,963
Directors Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets	2,412	2,867
Operating lease liabilities - non-current	$ 2,808	$ 3,327